As filed with the Securities and Exchange Commission on May 22, 2019.

Registration Statement File No. 333-49457

Registration Statement File No. 811-09020

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-6

REGISTRATION STATEMENT

UNDER THE SECURITIES ACT OF 1933

☐ Pre-Effective Amendment No.

☒ Post-Effective Amendment No. 24

and/or

REGISTRATION STATEMENT

UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 33

(Check appropriate box or boxes.)

C.M. Life Variable Life Separate Account I

(Exact Name of Registrant)

C.M. Life Insurance Company

(Name of Depositor)

100 Bright Meadow Boulevard

Enfield, CT 06082-1981

(Address of Depositor’s Principal Executive Offices)

(413) 788-8411

(Depositor’s Telephone Number, Including Area Code)

John E. Deitelbaum

Senior Vice President

C.M. Life Insurance Company

100 Bright Meadow Boulevard

Enfield, CT 06082-1981

(Name and Address of Agent for Service)

Approximate date of proposed public offering: Continuous

It is proposed that this filing will become effective (check appropriate box)

☐ immediately upon filing pursuant to paragraph (b) of Rule 485.

☒ on   May 24, 2019   pursuant to paragraph (b) of Rule 485.

☐ 60 days after filing pursuant to paragraph (a)(1) of Rule 485.

☐ on                            pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

☐ this post effective amendment designates a new effective date for a previously filed post effective amendment.

PARTS A AND B

The Prospectus and Statement of Additional Information each dated May 1, 2019 are incorporated into Parts A and B of this Post-Effective Amendment No. 24 by reference to Registrant’s filing under Rule 485(b) as filed on April 26, 2019.

Supplements each dated May 22, 2019 to the Prospectus are included in Part A of this Post-Effective Amendment No. 24.

Supplement dated May 22, 2019 to the Prospectuses

each dated May 1, 2019 for:

MassMutual Transitions SelectSM II

MassMutual Capital Vantage®

MassMutual Evolution

MassMutual Artistry

MassMutual Transitions SelectSM

MassMutual Transitions®

Panorama Premier

Variable Universal Life III

Variable Universal Life II

Variable Universal Life

Variable Life Select

MassMutual ElectrumSM

Strategic Variable Life® Plus

Strategic Group Variable Universal Life® II

Strategic Group Variable Universal Life®

This supplement revises the Prospectuses to reflect the following changes:

•	Effective on or about May 17, 2019, T. Rowe Price Associates, Inc. will replace OppenheimerFunds, Inc. as the co-investment sub-adviser for MML Equity Fund. All references in the Prospectuses to OppenheimerFunds, Inc. as the co-investment sub-adviser to MML Equity Fund will be replaced with T. Rowe Price Associates, Inc.

•	Effective after the close of the New York Stock Exchange (NYSE) on May 24, 2019, Invesco Advisers, Inc. will replace OppenheimerFunds, Inc. as the investment sub-adviser for MML Small Cap Equity Fund. All references in the Prospectuses to OppenheimerFunds, Inc. as the investment sub-adviser for MML Small Cap Equity Fund will be replaced with Invesco Advisers, Inc.

If you have questions about this supplement, or other product questions, you may contact your registered representative, call our Customer Service Center at the numbers listed below, or visit us online at www.MassMutual.com/contact-us.

Strategic Group Variable Universal Life® and Strategic Group Variable Universal Life® II	(800) 548-0073 8 a.m. - 5 p.m. Eastern Time
MassMutual ElectrumSM	(800) 665-2654 8 a.m. - 5 p.m. Eastern Time
MassMutual Capital Vantage® and MassMutual Transitions SelectSM II	(866) 645-2362 7 a.m. - 7 p.m. Central Time
All other products listed above	(800) 272-2216 8 a.m. - 8 p.m. Eastern Time

For more information about the fund, read the fund prospectus. Prospectuses are available on our website at www.MassMutual.com.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

page 1 of 1	PS19_01

Supplement dated May 22, 2019 to the Prospectuses

each dated May 1, 2019 for:

Variable Universal Life II

Variable Universal Life

This supplement revises the Prospectuses to reflect changes effective after the close of the New York Stock Exchange (NYSE) on May 24, 2019:

On or about May 24, 2019, Invesco Ltd. will acquire OppenheimerFunds, Inc. In connection with this transaction (the “Acquisition”), the Board of Trustees of Oppenheimer Variable Account Funds (the “Oppenheimer VA Trust”) approved the transfer of the assets and liabilities of each series of the Oppenheimer VA Trust identified in the chart below (individually, an “Oppenheimer Fund” and collectively, the “Oppenheimer Funds”) to a corresponding, newly formed series of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (individually, an “Invesco Oppenheimer Fund” and collectively, the “Invesco Oppenheimer Funds”). Each Invesco Oppenheimer Fund will have the same investment objective and substantially similar principal investment strategies and risks as the corresponding Oppenheimer Fund.

After the close of the NYSE on May 24, 2019, we will transfer policy value allocated to each of the Oppenheimer Funds into the corresponding Invesco Oppenheimer Funds. If you submit transaction requests (in good order) involving any of the Oppenheimer Funds before the close of the NYSE on May 24, 2019, we will process those requests prior to the Acquisition.

Once the Acquisition occurs, the Oppenheimer Funds will no longer be available as an investment choice. Additionally, once the Acquisition occurs, we will consider any reference to an Oppenheimer Fund in a written transaction request received in good order to be a reference to the corresponding Invesco Oppenheimer Fund.

Impact on Systematic Programs and Premium Payment Allocations. After May 24, 2019, if you have current systematic program elections and/or premium payment instructions on file directing us to utilize an Oppenheimer Fund, we will replace the Oppenheimer Fund with the corresponding Invesco Oppenheimer Fund.

In relation to this transaction, the following will occur:

Trust:

•	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) will be the trust for the Invesco Oppenheimer Funds.

Funds, Investment Adviser, and Investment Sub-Adviser:

MERGING FUND		ACQUIRING FUND
Oppenheimer Capital Appreciation Fund/VA		Invesco Oppenheimer V.I. Capital Appreciation Fund
Adviser:	OFI Global Asset Management, Inc.	Adviser:	Invesco Advisers, Inc.
Sub-Adviser:	OppenheimerFunds, Inc.	Sub-Adviser:	N/A
Oppenheimer Discovery Mid Cap Growth Fund/VA		Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund
Adviser:	OFI Global Asset Management, Inc.	Adviser:	Invesco Advisers, Inc.
Sub-Adviser:	OppenheimerFunds, Inc.	Sub-Adviser:	N/A
Oppenheimer Global Fund/VA		Invesco Oppenheimer V.I. Global Fund
Adviser:	OFI Global Asset Management, Inc.	Adviser:	Invesco Advisers, Inc.
Sub-Adviser:	OppenheimerFunds, Inc.	Sub-Adviser:	N/A

page 1 of 2	PS19_10

MERGING FUND		ACQUIRING FUND
Oppenheimer Global Strategic Income Fund/VA		Invesco Oppenheimer V.I. Global Strategic Income Fund
Adviser:	OFI Global Asset Management, Inc.	Adviser:	Invesco Advisers, Inc.
Sub-Adviser:	OppenheimerFunds, Inc.	Sub-Adviser:	N/A
Oppenheimer International Growth Fund/VA		Invesco Oppenheimer V.I. International Growth Fund
Adviser:	OFI Global Asset Management, Inc.	Adviser:	Invesco Advisers, Inc.
Sub-Adviser:	OppenheimerFunds, Inc.	Sub-Adviser:	N/A
Oppenheimer Main Street Fund®/VA		Invesco Oppenheimer V.I. Main Street Fund®
Adviser:	OFI Global Asset Management, Inc.	Adviser:	Invesco Advisers, Inc.
Sub-Adviser:	OppenheimerFunds, Inc.	Sub-Adviser:	N/A
Oppenheimer Total Return Bond Fund/VA		Invesco Oppenheimer V.I. Total Return Bond Fund
Adviser:	OFI Global Asset Management, Inc.	Adviser:	Invesco Advisers, Inc.
Sub-Adviser:	OppenheimerFunds, Inc.	Sub-Adviser:	N/A

All references in the Prospectuses to an Oppenheimer Fund are replaced with the corresponding Invesco Oppenheimer Fund.

If you have questions about this supplement, or other product questions, you may contact your registered representative, call our Customer Service Center at (800) 272-2216 (8 a.m. - 8 p.m. Eastern Time), or visit us online at www.MassMutual.com/contact-us.

For more information about the funds, read each fund prospectus. Prospectuses are available on our website at www.MassMutual.com.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

page 2 of 2	PS19_10

PART C

OTHER INFORMATION

Item 26.                                      Exhibits

Exhibit (a)

Resolution of the Board of Directors of C.M. Life Insurance Company, establishing the Separate Account — Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement File No. 333-88493 filed April 25, 2008

Exhibit (b)	Not Applicable

Exhibit (c)	i.

Underwriting and Servicing Agreement dated December 16, 2014 by and between MML Investors Services, LLC and C.M. Life Insurance Company — Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement File No. 333-95845 filed April 28, 2015

ii.

Underwriting and Servicing Agreement (Distribution Servicing Agreement) dated April 1, 2014 between MML Strategic Distributors, LLC and C.M. Life Insurance Company — Incorporated by reference to Post-Effective Amendment No. 18 to Registration Statement File No. 333-49457 filed April 28, 2014

Exhibit (d)	i.	Form of Flexible Premium Adjustable Variable Life Insurance Policy — Incorporated by reference to Initial Registration Statement File No. 333-49457 filed April 6, 1998

ii.	Form of Accelerated Death Benefit Rider — Incorporated by reference to Initial Registration Statement File No. 333-50410 filed November 21, 2000

iii.	Form of Disability Benefit Rider (DBVL-98) — Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement File No. 333-49475 filed February 24, 2004

iv.	Form of Guaranteed Insurability Rider (GIVL-98) — Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement File No. 333-49475 filed February 24, 2004

v.	Form of Other Insured Rider (OIVL-98) — Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement File No. 333-49475 filed February 24, 2004

vi.	Form of Substitute of Insured Rider (SIVL-98) — Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement File No. 333-49475 filed February 24, 2004

vii.	Form of Waiver of Monthly Charges Rider (WMVL-98M) — Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement File No. 333-49475 filed February 24, 2004

Exhibit (e)

Form of Individual and Survivorship Life Insurance Application (rev 8/07) — Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement File No. 333-50410 filed April 25, 2008

Exhibit (f)	i.	Copy of the Charter of Incorporation of C.M. Life Insurance Company — Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement File No. 033-91072 filed April 24, 1998

	ii.	By-Laws of C.M. Life Insurance Company — Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement File No. 033-91072 filed April 24, 1998

Exhibit (g)	Reinsurance Contracts

	i.	American United Life Insurance Company

a.

Automatic and Facultative YRT Agreement effective September 1, 1998 (C.M. Life Insurance Company and Massachusetts Mutual Life Insurance Company) — Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement File No. 333-49457 filed April 25, 2012

•        Amendments dated September 1, 1998, September 1, 1998, September 1, 1998, September 1, 1998, January 1, 1999, January 1, 1999, September 1, 1999, June 15, 2001, June 15, 2001, February 29, 2004, February 29, 2004, April 10, 2006 and September 1, 2006 — Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement File No. 333-49457 filed April 25, 2012

• Amendment effective May 1, 2012 — Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement File No. 333-49457 filed April 23, 2013

	ii.	General & Cologne Life RE

•

Automatic and Facultative YRT Agreement effective September 1, 1998 (C.M. Life Insurance Company and Massachusetts Mutual Life Insurance Company) — Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement File No. 333-49457 filed April 25, 2012

•        Amendments dated September 1, 1998, September 1, 1998, September 1, 1998, September 1, 1998, January 1, 1999, January 1, 1999, September 1, 1999, June 15, 2001, June 15, 2001, February 19, 2002, February 29, 2004, March 1, 2004, September 1, 2006, January 1, 2009, August 1, 2009 and

August 1, 2011 — Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement File No. 333-49457 filed April 25, 2012

• Amendment dated August 1, 2011 — Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement File No. 333-150916 filed April 25, 2012

• Amendments effective January 1, 2012 and July 30, 2012 — Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement File No. 333-49457 filed April 23, 2013

• Amendment effective September 1, 1998, May 1, 2012 — Incorporated by reference to Post-Effective Amendment No. 18 to Registration Statement File No. 333-49457 filed April 28, 2014

iii.	Lincoln National Life Insurance Company

•

Automatic and Facultative YRT Agreement effective September 1, 1998 (C.M. Life Insurance Company and Massachusetts Mutual Life Insurance Company) — Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement File No. 333-49457 filed April 25, 2012

•        Amendments dated September 1, 1998, September 1, 1998, September 1, 1998, September 1, 1998, September 1, 1998, January 1, 1999, January 1, 1999, September 1, 1999, June 15, 2001, June 15, 2001, March 1, 2004, November 30, 2005, July 1, 2006, September 1, 2006, October 1, 2007, January 1, 2009, August 1, 2009, July 31, 2011 and August 1, 2011 — Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement File No. 333-49457 filed April 25, 2012

• Amendment dated August 1, 2011 — Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement File No. 333-150916 filed April 25, 2012

• Amendments effective September 1, 1998 and July 30, 2012 — Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement File No. 333-49457 filed April 23, 2013

• Amendment effective January 1, 2012 — Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement File No. 333-150916 filed April 28, 2014

• Amendment effective May 1, 2012 — Incorporated by reference to Post-Effective Amendment No. 18 to Registration Statement File No. 333-49457 filed April 28, 2014

• Amendment effective April 2, 2014 — Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement File No. 333-49457 filed April 28, 2015

iv.	Munich American Reassurance Company

a.

Automatic and Facultative YRT Agreement effective September 1, 1998 (C.M. Life Insurance Company and Massachusetts Mutual Life Insurance Company) — Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement File No. 333-49457 filed April 25, 2012

•        Amendments dated September 1, 1998, September 1, 1998, September 1, 1998, September 1, 1998, January 1, 1999, January 1, 1999, September 1, 1999, June 15, 2001, June 15, 2001, February 29, 2004 and March 1, 2004 — Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement File No. 333-49457 filed April 25, 2012

• Amendments dated September 1, 2006 and January 1, 2009 — Incorporated by reference to Post-Effective Amendment No. 21 to Registration Statement File No. 333-50410 filed April 26, 2011

• Amendment dated August 1, 2009 — Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement File No. 333-150916 filed April 26, 2011

• Amendment dated August 1, 2011 — Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement File No. 333-150916 filed April 25, 2012

• Amendments effective September 1, 1998 and July 30, 2012 — Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement File No. 333-150916 filed April 23, 2013

• Amendment effective September 1, 1998 — Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement File No. 333-150916 filed April 28, 2014

• Amendment effective May 1, 2012 — Incorporated by reference to Post-Effective Amendment No. 18 to Registration Statement File No. 333-49457 filed April 28, 2014

v.	RGA Reinsurance Company

a.

Automatic YRT Agreement effective September 1, 1998 (Massachusetts Mutual Life Insurance Company, C.M. Life Insurance Company and MML Bay State Life Insurance Company) — Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement File No. 333-49457 filed April 25, 2012

•        Amendments dated September 1, 1998, September 1, 1998, January 1, 1999, January 1, 1999, September 1, 1999, August 3, 2000, June 15, 2001, June 15, 2001, July 1, 2001, February 29, 2004 and March 1, 2004 — Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement File No. 333-49457 filed April 25, 2012

• Amendments dated September 1, 2006 and January 1, 2009 — Incorporated by reference to Post-Effective Amendment No. 21 to Registration Statement File No. 333-50410 filed April 26, 2011

• Amendments effective August 1, 2009 — Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement File No. 333-150916 filed April 26, 2011

• Amendments effective August 1, 2011 — Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement File No. 333-150916 filed April 25, 2012

• Amendments effective January 1, 2012 and July 30, 2012 — Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement File No. 333-150916 filed April 23, 2013

• Amendment effective September 1, 1998 — Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement File No. 333-150916 filed April 28, 2014

• Amendment effective May 1, 2012 — Incorporated by reference to Post-Effective Amendment No. 18 to Registration Statement File No. 333-49457 filed April 28, 2014

• Amendment effective August 1, 2013 — Incorporated by reference to Post-Effective Amendment No. 24 to Registration Statement File No. 333-50410 filed April 28, 2014

vi.	Security Life of Denver (SLD)

a.

Automatic YRT Agreement dated September 1, 1998 (Massachusetts Mutual Life Insurance Company and C.M. Life Insurance Company) — Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement File No. 333-49457 filed April 25, 2012

•        Amendments dated September 1, 1998, September 1, 1998, September 1, 1998, January 1, 1999, January 1, 1999, September 1, 1999, June 15, 2001, June 15, 2001, July 1, 2001, November 20, 2003, March 1, 2004 and November 1, 2004 — Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement File No. 333-49457 filed April 25, 2012

• Amendment dated August 1, 2011 — Incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement File No. 333-50410 filed April 25, 2012

•        Amendments dated June 20, 2005, September 1, 2006, January 1, 2009 and August 1, 2009 — Incorporated by reference to Post-Effective Amendment No. 21 to Registration Statement File No. 333-50410 filed April 26, 2011

• Amendments effective January 1, 2012 and July 30, 2012 — Incorporated by reference to Post-Effective Amendment No. 23 to Registration Statement File No. 333-50410 filed April 24, 2013

• Amendment effective September 1, 1998 — Incorporated by reference to Post-Effective Amendment No. 24 to Registration Statement File No. 333-50410 filed April 28, 2014

• Amendment effective May 1, 2012 — Incorporated by reference to Post-Effective Amendment No. 18 to Registration Statement File No. 333-49457 filed April 28, 2014

Exhibit (h)	i.	Participation, Selling, Servicing Agreements:

		a.	AIM Funds (Invesco Funds)

1.

Participation Agreement dated April 30, 2004 (AIM Variable Insurance Funds, Inc., A I M Distributors, Inc. and C.M. Life Insurance Company) — Incorporated by reference to Post-Effective Amendment No. 32 to Registration Statement File No. 033-57340 filed April 27, 2006

• Amendment No. 1 dated and effective April 30, 2010 — Incorporated by reference to Post-Effective Amendment No. 24 to Registration Statement File No. 033-61679 filed April 25, 2012

• Form of Amendment No. 2 to Participation Agreement *

2.

Financial Support Agreement dated October 1, 2016 (Invesco Distributors, Inc. and C.M. Life Insurance Company) — Incorporated by reference to Post-Effective Amendment No. 21 to Registration Statement File No. 333-49457 filed April 26, 2017

• Form of Amendment No. 1 to Financial Support Agreement *

3.

Administrative Services Agreement dated October 1, 2016 (Invesco Advisers, Inc. and C.M. Life Insurance Company) — Incorporated by reference to Post-Effective Amendment No. 21 to Registration Statement File No. 333-49457 filed April 26, 2017

b.	American Century Funds

1.

Shareholder Services Agreement dated as of May 14, 1998 (American Century Investment Management, Inc., Massachusetts Mutual Life Insurance Company, and C.M. Life Insurance Company) — Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement File No. 333-22557 filed April 25, 2012

•        Amendments Nos. 1 (MML Bay State Life Insurance Company becomes a party to the Agreement), 2, 3 and 4 dated and effective as of May 1, 1999, September 1, 1999, January 1, 2000 and August 1, 2003 — Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement File No. 333-50410 filed April 25, 2008

• Amendment No. 5 effective as of November 1, 2008 — Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement File No. 333-50410 filed April 28, 2009

• Amendment No. 6 effective as of March 1, 2011 — Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement File No. 333-22557 filed April 25, 2012

• Amendment No. 7 effective July 1, 2013 — Incorporated by reference to Post-Effective Amendment No. 24 to Registration Statement File No. 333-50410 filed April 28, 2014

c.	American Funds® Funds

1.

Participation Agreement dated as of March 7, 2003 (American Funds Insurance Series, Capital Research and Management Company and C.M. Life Insurance Company) — Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement File No. 333-88493 filed April 28, 2009

• Amendment dated as of May 1, 2006 — Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement File No. 333- 88493 filed April 28, 2009

• Amendment No. 2 dated as of April 30, 2010 — Incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement File No. 333-49457 filed April 26, 2011

•

Business Agreement dated as of March 7, 2003 (C.M. Life Insurance Company, MML Distributors, LLC, American Funds Distributors, Inc. and Capital Research and Management Company) — Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement File No. 333-88493 filed April 28, 2009

• First amendment effective May 1, 2013 to the Business Agreement — Incorporated by reference to Post-Effective Amendment No. 18 to Registration Statement File No. 333-49457 filed April 26, 2014

• Second amendment dated as of September 1, 2014 — Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement File No. 333-49457 filed April 28, 2015

d.	DWS Funds

1.

Participation Agreement made as of September 1, 1999 (BT Insurance Funds Trust, Bankers Trust Company, Massachusetts Mutual Life Insurance Company and C.M. Life Insurance Company) — Incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement File No. 333-50410 filed April 25, 2012

• Amendments No. 1 and 2 dated February 1, 2000 and January 16, 2001 — Incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement File No. 333-50410 filed April 25, 2012

•        Amendments Nos. 3, 4, 5, and 6 dated April 24, 2001, January 16, 2001, August 1, 2004 and October 1, 2006 — Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement File No. 333-50410 filed April 25, 2008

• Amendment No. 7 dated July 12, 2010 — Incorporated by reference to Post-Effective Amendment No. 21 to Registration Statement File No. 333-50410 filed April 26, 2011

e.	Fidelity® Funds

1.

Participation Agreement dated May 1, 1998 (Variable Insurance Products Fund II, Fidelity Distributors Corporation and C.M. Life Insurance Company) — Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement File No. 333-88493 filed April 28, 2009

• Amendment effective as of the May 1, 1998 — Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement File No. 333-88493 filed April 28, 2009

• Fourth Amendment — Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement File No. 333-88493 filed April 28, 2009

2.

Letter of Consent (Fidelity® Variable Insurance Fund II and C.M. Life Insurance Company) and Amendment dated May 1, 2007 — Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement File No. 333-88493 filed April 28, 2009

3.

Summary Prospectus Agreement effective May 1, 2011 (Fidelity Distributors Corporation and Massachusetts Mutual Life Insurance Company, C.M. Life Insurance Company, and MML Bay State Life Insurance Company) — Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement File No. 333-45039 filed April 25, 2012

f.	Franklin Templeton Funds

1.

Participation Agreement dated as of May 1, 2000 (Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. Massachusetts Mutual Life Insurance Company, C.M. Life Insurance Company and MML Bay State Life Insurance Company) — Incorporated by reference to Post-Effective Amendment No. 23 to Registration Statement File No. 333-50410 filed April 24, 2013

• Amendment effective April 15, 2001 — Incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement File No. 333-50410 filed April 25, 2012

• Amendments Nos. 2 and 3 effective May 1, 2003 and June 5, 2007 — Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement File No. 333-50410 filed April 25, 2008

• Amendment No. 4 dated October 25, 2010 — Incorporated by reference to Post-Effective Amendment No. 21 to Registration Statement File No. 333-50410 filed April 26, 2011

•        Addendum to Participation Agreement (and MML Distributors, LLC) effective as of March 20, 2012 — Incorporated by reference to Post-Effective Amendment No. 23 to Registration Statement File No. 333-50410 filed April 24, 2013

• Amendment effective as of January 15, 2013 — Incorporated by reference to Post-Effective Amendment No. 24 to Registration Statement File No. 333-50410 filed April 28, 2014

• Amendment No. 6 executed as of August 6, 2014 — Incorporated by reference to Post-Effective Amendment No. 25 to Registration Statement File No. 333-50410 filed April 28, 2015

• Amendment No. 7 dated October 14, 2016 — Incorporated by reference to Post-Effective Amendment No. 21 to Registration Statement File No. 333-49457 filed April 26, 2017

2.

Administrative Services Agreement dated May 2, 2002 (Franklin Templeton Services, LLC, Massachusetts Mutual Life Insurance Company, C.M. Life Insurance Company and MML Bay State Life Insurance Company — Incorporated by reference to Post-Effective Amendment No. 21 to Registration Statement File No. 333-49457 filed April 26, 2017

• Amendment No. 1 dated August 10, 2005 — Incorporated by reference to Post-Effective Amendment No. 21 to Registration Statement File No. 333-49457 filed April 26, 2017

• Amendment No. 2 dated December 28, 2007 — Incorporated by reference to Post-Effective Amendment No. 21 to Registration Statement File No. 333-49457 filed April 26, 2017

• Amendment No. 3 dated October 14, 2016 — Incorporated by reference to Post-Effective Amendment No. 21 to Registration Statement File No. 333-49457 filed April 26, 2017

g.	Goldman Sachs Funds

1.

Participation Agreement dated as of November 1, 1999 (Goldman Sachs Variable Insurance Trust, Goldman Sachs & Co. and C.M. Life Insurance Company) — Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement File No. 333-88493 filed April 28, 2009

• Amendment No. 1 effective May 1, 2000 — Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement File No. 333-88493 filed April 28, 2009

• Amendment No. 2 effective April 15, 2001 — Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement File No. 333-88493 filed April 28, 2009

• Amendment No. 3 effective April 6, 2011 — Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement File No. 333-49457 filed April 25, 2012

h.	Janus Aspen Funds (Institutional)

1.

Participation Agreement dated August 30, 1999 (Janus Aspen Series and C.M. Life Insurance Company) — Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement File No. 333-88493 filed November 24, 2008

•        Amendments effective November 1, 1999, February 23, 2000 and June 1, 2000 — Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement File No. 333-88493 filed November 24, 2008

• Amendment dated and effective May 1, 2011 — Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement File No. 333-49457 filed April 25, 2012

i.	Janus Aspen Funds (Service)

1.

Fund Participation Agreement dated June 2, 2003 (Janus Aspen Series and C.M. Life Insurance Company) — Incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement File No. 333-49457 filed April 26, 2011

• Amendment No. 1 dated and effective May 1, 2011 — Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement File No. 333-49457 filed April 25, 2012

• Amendment No. 3 effective May 1, 2011 — Incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement File No. 333-50410 filed April 25, 2012

j.	MFS® Funds

1.

Amended and Restated Participation Agreement dated October 1, 2016 (MFS® Variable Insurance Trust, MFS® Variable Insurance Trust II, MFS® Variable Insurance Trust III, MFS® Fund Distributors, Inc. and C.M Life Insurance Company) — Incorporated by reference to Post-Effective Amendment No. 21 to Registration Statement File No. 333-49457 filed April 26, 2017

2.

Shareholder Services Letter Agreement (re Administrative Services) dated October 1, 2016 (MFS Variable Insurance Trust, MFS Variable Insurance Trust II, MFS Variable Insurance Trust III, MFS Fund Distributors, Inc. and C.M Life Insurance Company) — Incorporated by reference to Post-Effective Amendment No. 21 to Registration Statement File No. 333-49457 filed April 26, 2017

k.	MML Funds

1.

Participation Agreement dated November 17, 2005 (MML Series Investment Fund, Massachusetts Mutual Life Insurance Company and MML Bay State Life Insurance Company and C.M. Life Insurance Company) — Incorporated by reference to Post-Effective Amendment No. 62 to Registration Statement File No. 002-39334 filed August 22, 2007

• First Amendment effective November 17, 2005 — Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement File No. 333-50410 filed April 25, 2008

• Second Amendment dated as of August 26, 2008 — Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-150916 filed September 12, 2008

• Third Amendment dated April 9, 2010 — Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement File No. 333-150916 filed April 27, 2010

• Fourth Amendment dated and effective July 23, 2010 — Incorporated by reference to Post-Effective Amendment No. 78 to Registration Statement File No. 002-39334 filed March 2, 2011

• Fifth Amendment dated August 28, 2012 — Incorporated by reference to Post-Effective Amendment No. 87 to Registration Statement File No. 002-39334 filed March 1, 2013

• Sixth Amendment dated April 1, 2014 — Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement File No. 333-150916 filed April 28, 2014

• Seventh Amendment dated August 11, 2015 — Incorporated by reference to Initial Registration Statement File No. 333-206438 filed August 17, 2015

l.	MML II Funds

	1.	Participation Agreement dated November 17, 2005 (MML Series Investment Fund II, Massachusetts Mutual Life Insurance Company and MML Bay State Life Insurance Company

and C.M. Life Insurance Company) — Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement File No. 333-122804 filed April 30, 2008

• First Amendment effective November 17, 2005 — Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement File No. 333-50410 filed April 25, 2008

• Second Amendment dated as of August 26, 2008 — Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-150916 filed September 12, 2008

• Third Amendment dated as of April 9, 2010 — Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement File No. 333-150916 filed April 27, 2010

• Fourth Amendment dated and effective July 23, 2010 — Incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement File No. 333-122804 filed March 2, 2011

• Fifth Amendment dated August 1, 2011 — Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement File No. 333-45039 filed April 25, 2012

•        Sixth and Seventh Amendments dated and effective August 28, 2012 and November 12, 2012 — Incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement File
No. 333-122804 filed March 1, 2013

• Eighth Amendment dated April 1, 2014 — Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement File No. 333-150916 filed April 28, 2014

• Ninth Amendment dated August 11, 2015 — Incorporated by reference to Initial Registration Statement File No. 333-206438 filed August 17, 2015

	m.	T. Rowe Price Funds

1.

Participation Agreement dated as of June 1, 1998 (T. Rowe Price Equity Series, Inc., T. Rowe Price Investment Services, Inc. and C.M. Life Insurance Company) — Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement File No. 333- 88493 filed November 24, 2008

•        Amendments effective December 15, 1999 (T. Rowe Price Fixed Income Series, Inc., becomes a party), May 1, 2003, May 1, 2006, and January 7, 2008 — Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement File No. 333-88493 filed November 24, 2008

• Amendment effective March 21, 2013 — Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement File No. 333-49457 filed April 23, 2013

ii.	Shareholder Information Agreements (Rule 22c-2 Agreements)

a.

AIM Variable Insurance Funds effective October 16, 2007 (Massachusetts Mutual Life Insurance Company, and C.M. Life Insurance Company) — Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement File No. 333-50410 filed April 25, 2007

	b.	American Century Investment Services, Inc. effective October 16, 2007 (Massachusetts Mutual Life Insurance Company, MML Bay State Life Insurance Company and C.M. Life Insurance Company) —

Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement File No. 333-50410 filed April 25, 2007

c.

American Funds Service Company (Massachusetts Mutual Life Insurance Company and C.M. Life Insurance Company) effective October 16, 2007 — Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement File No. 333-50410 filed April 25, 2007

• Amendment No. 1 dated August 22, 2008 — Incorporated by reference to Post-Effective Amendment No. 18 to Registration Statement File No. 333-50410 filed November 24, 2008

d.

DWS Scudder Distributors, Inc. effective October 16, 2007 (Massachusetts Mutual Life Insurance Company and C.M. Life Insurance Company) — Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement File No. 333-50410 filed April 25, 2007

e.

Fidelity Distributors Corporation effective October 16, 2007 (Massachusetts Mutual Life Insurance Company, MML Bay State Life Insurance Company, and C.M. Life Insurance Company) — Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement File No. 333-50410 filed April 25, 2007

f.

Franklin/Templeton Distributors, Inc. effective April 16, 2007 (Massachusetts Mutual Life Insurance Company and C.M. Life Insurance Company) — Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement File No. 333-50410 filed April 25, 2007

g.

Goldman Sachs & Co. effective October 16, 2007 (Massachusetts Mutual Life Insurance Company and C.M. Life Insurance Company) — Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement File No. 333-50410 filed April 25, 2007

h.

Janus Aspen Series effective October 16, 2007 (Massachusetts Mutual Life Insurance Company, and C.M. Life Insurance Company) — Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement File No. 333-50410 filed April 25, 2007

i.

MFS® Fund Distributors, Inc. effective October 16, 2007 (Massachusetts Mutual Life Insurance Company and C.M. Life Insurance Company) — Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement File No. 333-50410 filed April 25, 2007

j.

MML Series Investment Fund effective October 16, 2007 (Massachusetts Mutual Life Insurance Company, MML Bay State Life Insurance Company, and C.M. Life Insurance Company) — Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement File No. 333-50410 filed April 25, 2007

k.

MML Series Investment Fund II effective October 16, 2007 (Massachusetts Mutual Life Insurance Company, MML Bay State Life Insurance Company, and C.M. Life Insurance Company) — Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement File No. 333-50410 filed April 25, 2007

l.

T. Rowe Price Services, Inc., T. Rowe Price Investment Services, Inc. effective October 16, 2007 (Massachusetts Mutual Life Insurance Company, MML Bay State Life Insurance Company and C.M. Life Insurance Company) — Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement File No. 333-50410 filed April 25, 2007

•        Amendment dated as of March 1, 2017 (T. Rowe Price Fixed Income Series, Inc. and T. Rowe Price Equity Series, Inc. are each made a party to the agreement) — Incorporated by reference to Post-Effective Amendment No. 23 to Registration Statement File No. 333-22557 filed April 26, 2017

Exhibit (i)	Not Applicable

Exhibit (j)	Not Applicable

Exhibit (k)

Opinion and Consent of Counsel as to the legality of the securities being registered — Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement File No. 333-49457 filed April 28, 2010

Exhibit (l)	Not Applicable

Exhibit (m)	Not Applicable

Exhibit (n)	i.	Auditor Consents:

• Separate Account Financial Statements *

• Company Financial Statements *

	ii.	Powers of Attorney for:

• Roger W. Crandall
• Michael R. Fanning
• Mark T. Bertolini
• Michael J. O’Connor
• Elizabeth A. Ward

• Incorporated by reference to Post-Effective Amendment No. 21 to Registration Statement File No. 333-49457 filed April 26, 2017

	iii.	Power of Attorney for:

• Sean Newth

• Incorporated by reference to Post-Effective Amendment No. 26 to Registration Statement File No. 033-82060 filed November 21, 2017

Exhibit (o)	Not Applicable

Exhibit (p)	Not Applicable

Exhibit (q)

SEC Procedures Memorandum dated April 23, 2019, describing Massachusetts Mutual Life Insurance Company issuance, transfer, and redemption procedures for the Policy — Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement File No. 333-150916 filed April 26, 2019

*    filed herewith

Item 27.                                      Directors and Officers of the Depositor

Directors of C.M. Life Insurance Company

Roger W. Crandall, Director (Chairman), President, and Chief Executive Officer	Michael R. Fanning, Director and Executive Vice President
1295 State Street
(principal executive officer)	Springfield, MA 01111
1295 State Street B101
Springfield, MA 01111

Michael J. O’Connor, Director, Senior Vice President, and General Counsel	Elizabeth A. Ward, Director, Executive Vice President, and Chief Financial Officer
1295 State Street	(principal financial officer)
Springfield, MA 01111	1295 State Street
Springfield, MA 01111

Principal Officers of C.M. Life Insurance Company (other than those who are also Directors, as referenced above):

Sean Newth, Senior Vice President and Corporate Controller	Todd G. Picken, Vice President and Treasurer
(principal accounting officer)	1295 State Street
1295 State Street	Springfield, MA 01111
Springfield, MA 01111

Akintokunbo Akinbajo, Corporate Secretary	M. Timothy Corbett, Executive Vice President
1295 State Street	1295 State Street
Springfield, MA 01111	Springfield, MA 01111

Item 28.                                      Persons Controlled by or Under Common Control with the Depositor or the Registrant

Incorporated herein by reference to Item 28 in Post-Effective Amendment No. 12 to Registration Statement File No. 333-150916, as filed with the Securities and Exchange Commission on or about May 22, 2019.

Item 29.                                      Indemnification

C.M. Life directors and officers are indemnified under Article V of the by-laws of C.M. Life’s parent company, Massachusetts Mutual Life Insurance Company (“MassMutual”), as set forth below.

ARTICLE V. of the By-laws of MassMutual provides for indemnification of directors and officers as follows:

“ARTICLE V.

INDEMNIFICATION

Subject to limitations of law, the Company shall indemnify:

(a)                       each director, officer or employee;

(b)                       any individual who serves at the request of the Company as a director, board member, committee member, partner, trustee, officer or employee of any foreign or domestic organization or any separate investment account; or

(c)                        any individual who serves in any capacity with respect to any employee benefit plan,

from and against all loss, liability and expense imposed upon or incurred by such person in connection with any threatened, pending or completed action, claim, suit, investigation or proceeding of any nature whatsoever, in which such person may be involved or with which he or she may be threatened to be involved, by reason of any alleged act, omission or otherwise while serving in any such capacity, whether such action, claim, suit, investigation or proceeding is civil, criminal, administrative, arbitrative, or investigative and/or formal or informal in nature. Indemnification shall be provided although the person no longer serves in such capacity and shall include protection for the person’s heirs and legal representatives.

Indemnities hereunder shall include, but not be limited to, all costs and reasonable counsel fees, fines, penalties, judgments or awards of any kind, and the amount of reasonable settlements, whether or not payable to the Company or to any of the other entities described in the preceding paragraph, or to the policyholders or security holders thereof.

Notwithstanding the foregoing, no indemnification shall be provided with respect to:

(1)                       any matter as to which the person shall have been adjudicated in any proceeding not to have acted in good faith in the reasonable belief that his or her action was in the best interests of the Company or, to the extent that such matter relates to service with respect to any employee benefit plan, in the best interests of the participants or beneficiaries of such employee benefit plan;

(2)                       any liability to any entity which is registered as an investment company under the Federal Investment Company Act of 1940 or to the security holders thereof, where the basis for such liability is willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of office; and

(3)                       any action, claim or proceeding voluntarily initiated by any person seeking indemnification, unless such action, claim or proceeding had been authorized by the Board of Directors or unless such person’s indemnification is awarded by vote of the Board of Directors.

In any matter disposed of by settlement or in the event of an adjudication which in the opinion of the General Counsel or his or her delegate does not make a sufficient determination of conduct which could preclude or permit indemnification in accordance with the preceding paragraphs (1), (2) and (3), the person shall be entitled to indemnification unless, as determined by the majority of the disinterested directors or in the opinion of counsel (who may be an officer of the Company or outside counsel employed by the Company), such person’s conduct was such as precludes indemnification under any of such paragraphs. The termination of any action, claim, suit, investigation or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent shall not, of itself, create a presumption that the person did not act in good faith and in a manner which he or she reasonably believed to be in the best interests of the Company.

The Company may at its option indemnify for expenses incurred in connection with any action or proceeding in advance of its final disposition, upon receipt of a satisfactory undertaking for repayment if it be subsequently determined that the person thus indemnified is not entitled to indemnification under this Article V.”

To provide certainty and more clarification regarding the indemnification provisions of the Bylaws set forth above, MassMutual has entered into indemnification agreements with certain officers who serve as a director of a subsidiary of MassMutual (a “Subsidiary Director”). Pursuant to the Agreements, MassMutual agrees to indemnify a Subsidiary Director, to the extent legally permissible, against (a) all expenses, judgments, fines and settlements (“Costs”), liabilities, and penalties paid in connection with a proceeding involving the Subsidiary Director because he or she is a director of a subsidiary of MassMutual if the Subsidiary Director (i) acted in good faith, (ii) reasonably believed the conduct was in the subsidiary’s best interest; (iii) had no reasonable cause to believe the conduct was unlawful (in a criminal proceeding); and, (iv) engaged in conduct for which the Subsidiary Director shall not be liable under MassMutual’s Charter or By-Law. MassMutual further agrees to indemnify a Subsidiary Director, to the extent permitted by law, against all Costs paid in connection with any proceeding (i) unless the Subsidiary Director breached a duty of loyalty, (ii) except for liability for acts or omissions not in good faith, involving intentional misconduct or a knowing violation of law, (iii) except for liability under Section 6.40 of Chapter 156D of Massachusetts Business Corporation Act (“MBCA”), or (iv) except for liability related to any transaction from which the Subsidiary Director derived an improper benefit. MassMutual will also indemnify a Subsidiary Director, to the fullest extent authorized by the MBCA, against all expenses to the extent the Subsidiary Director has been successful on the merits or in defense of any proceeding. If any court determines that despite an adjudication of liability to the relevant subsidiary that the Subsidiary Director is entitled to indemnification, MassMutual will indemnify the Subsidiary Director to the extent permitted by law. Subject to the Subsidiary Director’s obligation to pay MassMutual in the event that the Subsidiary Director is not entitled to indemnification, MassMutual will pay the expenses of the Subsidiary Director prior to a final determination as to whether the Subsidiary Director is entitled to indemnification.

RULE 484 UNDERTAKING

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30.             Principal Underwriters

(a)         MML Investors Services, LLC (“MMLIS”) acts as principal underwriter of the contracts/policies/certificates sold by its registered representatives and MML Strategic Distributors, LLC (“MSD”) serves as principal underwriter of the contracts/policies/certificates sold by registered representatives of other broker-dealers who have entered into distribution agreements with MSD.

MMLIS and MSD either jointly or individually act as principal underwriters for:

Massachusetts Mutual Variable Life Separate Account I, Massachusetts Mutual Variable Annuity Separate Account 1, Massachusetts Mutual Variable Annuity Separate Account 2, Massachusetts Mutual Variable Annuity Separate Account 3, Massachusetts Mutual Variable Annuity Separate Account 4, Panorama Separate Account, Connecticut Mutual Variable Life Separate Account I, MML Bay State Variable Life Separate Account I, MML Bay State Variable Annuity Separate Account 1, Panorama Plus Separate Account, C.M. Multi-Account A, C.M. Life Variable Life Separate Account I, Massachusetts Mutual Variable Life Separate Account II.

(b)         MMLIS and MSD are the principal underwriters for this policy. The following people are officers and directors of MMLIS and officers and directors of MSD:

DIRECTORS AND OFFICERS OF MML INVESTORS SERVICES, LLC

Name	Positions and Offices	Principal Business Address

John Vaccaro	Chief Executive Officer and Chairman of the Board	*

Wendy Benson	Director & President	*

Geoffrey Craddock	Director	470 Atlantic Avenue Boston, MA 02110

Michael Fanning	Director	*

Elizabeth Ward	Director	*

William F. Monroe, Jr.	Vice President, Chief Products & Services Officer	*

Christine Frederick	Chief Compliance Office	*

Susan Scanlon	Deputy Chief Compliance Officer	*

James P. Puhala	Deputy Chief Compliance Officer	*

Thomas Bauer	Chief Technology Officer	*

David Mink	Vice President and Chief Operations Officer	11215 North Community House Rd., Charlotte, NC 28277

Mary B. Wilkinson	Vice President	11215 North Community House Rd., Charlotte, NC 28277

H. Bradford Hoffman	Vice President	*

Joseph Sparacio	Agency Field Force Supervisor	11215 North Community House Rd., Charlotte, NC 28277

David Holtzer	Field Risk Officer	11215 North Community House Rd., Charlotte, NC 28277

Robert S. Rosenthal	Chief Legal Officer, Vice President and Secretary	*

Edward K. Duch, Ill	Assistant Secretary	*

Amy Francella	Assistant Secretary	470 Atlantic Avenue Boston, MA 02110

Alyssa M. O’Connor	Assistant Secretary	*

Nathan Hall	Chief Financial Officer and Treasurer	*

Derek Darley	Assistant Treasurer	*

Todd Picken	Assistant Treasurer	*

Kevin LaComb	Assistant Treasurer	*

Colleen Girouard	Continuing Education Officer	*

Mario Morton	Assistant Vice President and Registration Manager	*

Anthony Frogameni	Assistant Vice President and Chief Privacy Officer	*

Kelly Pirotta	AML Compliance Officer	*

John Rogan	Regional Vice President	*

Nick DeLuca	Regional Vice President	11001 North Black Canyon Highway Phoenix, AZ 85209

David Cove	Regional Vice President	*

Jack Yvon	Regional Vice President	*

Sean Murphy	Regional Vice President	Los Angeles, California

Michelle Pedigo	Regional Vice President	*

*              1295 State Street, Springfield, MA 01111-0001

OFFICERS AND DIRECTORS OF MML STRATEGIC DISTRIBUTORS, LLC

Name	Positions and Offices	Principal Business Address

Eric Wietsma	Director, Chairman of the Board, Chief Executive Officer and President	100 Bright Meadow Boulevard, Enfield, CT 06082-1981

Geoffrey Craddock	Director	470 Atlantic Avenue Boston, MA 02110

Elizabeth Ward	Director	*

Nathan Hall	Chief Financial Officer and Treasurer	*

Derek Darley	Assistant Treasurer	*

Robert S. Rosenthal	Chief Legal Officer, Secretary and Vice President	*

Susan Scanlon	Chief Compliance Officer	*

Kelly Pirrotta	AML Compliance Officer	*

Edward K. Duch, III	Assistant Secretary	*

Alyssa O’Connor	Assistant Secretary	*

Mario Morton	Registration Manager	*

Paul LaPiana	Vice President	*

*     1295 State Street, Springfield, MA 01111-0001

(c)          Compensation From the Registrant

For information about all commissions and other compensation received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant’s last fiscal year, refer to the “Underwriters” section of the Statement of Additional Information.

Item 31.                                      Location of Accounts and Records

All accounts, books, or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by the Registrant through Massachusetts Mutual Life Insurance Company, 1295 State Street, Springfield, Massachusetts 01111.

Item 32.                                      Management Services

Not Applicable

Item 33.                                      Fee Representation

REPRESENTATION UNDER SECTION 26(f)(2)(A) OF

THE INVESTMENT COMPANY ACT OF 1940

With respect to the policy described in this Registration Statement, C.M. Life Insurance Company hereby represents that the fees and charges deducted under the flexible premium variable universal life insurance policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by C.M. Life Insurance Company.

SIGNATURES

Pursuant to the requirements of Securities Act of 1933 (Securities Act) and the Investment Company Act of 1940, the Registrant, C.M. Life Variable Life Separate Account I, certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 24 to Registration Statement No. 333-49457 to be signed on its behalf by the undersigned, duly authorized, in the City of Springfield, and the Commonwealth of Massachusetts on this 22nd day of May, 2019.

C.M. VARIABLE LIFE SEPARATE ACCOUNT I
(Registrant)

C.M. LIFE INSURANCE COMPANY
(Depositor)

By	ROGER W. CRANDALL*
Roger W. Crandall
President and Chief Executive Officer
(principal executive officer)
C.M. Life Insurance Company

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 24 to Registration Statement No. 333-49457 has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

ROGER W. CRANDALL *	Director, President and Chief Executive Officer	May 22, 2019
Roger W. Crandall	(principal executive officer)

ELIZABETH A. WARD *	Chief Financial Officer	May 22, 2019
Elizabeth A. Ward	(principal financial officer)

SEAN NEWTH *	Corporate Controller	May 22, 2019
Sean Newth	(principal accounting officer)

MICHAEL J. O’CONNOR *	Director	May 22, 2019
Michael J. O’Connor

MICHAEL R. FANNING *	Director	May 22, 2019
Michael R. Fanning

/s/ GARY F. MURTAGH
* Gary F. Murtagh
Attorney-in-Fact pursuant to Powers of Attorney

INDEX TO EXHIBITS

Exhibit No.	Exhibit

Exhibit 99.26 (h)	i.a.1

• Form of Amendment No. 2 to Participation Agreement

Exhibit 99.26 (h)	i.a.2.

• Form of Amendment No. 1 to Financial Support Agreement

Exhibit 99.26 (n)	i. Auditor Consents

• Separate Account Financial Statements
• Company Financial Statements